STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
STOCKHOLDERS' DEFICIT
Number of Class A common stock issued upon conversion of each share (in shares)	1
Class A Common Stock
STOCKHOLDERS' DEFICIT
Common shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	0	0	0
Common shares, shares outstanding (in shares)	0	0	0
Number of shares subject to redemption	25,000,000	25,000,000	25,000,000
Class A Common Stock Subject to Redemption
STOCKHOLDERS' DEFICIT
Class A common stock subject to possible redemption, issued (in shares)		25,000,000	25,000,000
Number of shares subject to redemption	25,000,000	25,000,000
Class B Common Stock
STOCKHOLDERS' DEFICIT
Common shares, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	6,250,000	6,250,000	6,250,000
Common shares, shares outstanding (in shares)	6,250,000	6,250,000	6,250,000
Ratio to be applied to the stock in the conversion	20	20